Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Significant Accounting Policies [Abstract]
Net Trade Accounts Receivable Disaggregated by Revenue Source	The following table presents the Company’s net trade accounts receivable disaggregated by revenue source as at June 30, 2021 and December 31, 2020:

	June 30,	December 31,
	2021	2020
Accounts receivable trade, net from spot charters	362	801
Accounts receivable trade, net from time charters	28	-
Total	390	801

Income Derived from Spot Charters
The following table presents the Company’s income statement figures derived from spot charters for the period ended June 30, 2021:

June 30, 2021
Vessel revenues, net of commissions	17,139
Voyage expenses	(9,583)
Total	7,556

Income Derived from Time Charters
The following table presents the Company’s income statement figures derived from time charters for the period ended June 30, 2021:

June 30, 2021
Vessel revenues, net of commissions	31,091
Voyage expenses	(984)
Total	30,107

Revenue from Charterers
Charterers individually accounting for more than 10% of revenues during the six-month periods ended June 30, 2021 and 2020 were:

Customer	2021	2020
A	27%	15%
B	20%	-
C	13%	16%
D	-	14%
E	-	13%
F	-	10%
G	-	10%
Total	60%	78%